Long-Term Debt, Net - HSH Nordbank AG Loan Agreement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2015	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Feb. 28, 2015
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 1,588		$ 2,756	$ 826	$ 163
Cash and cash equivalents, unrealized amount	$ 1,967
HSH Nordbank AG
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity						$ 30,000
HSH Nordbank AG | Minimum
Disclosure of detailed information about borrowings [line items]
Total liabilities to market adjusted total assets ratio	78.00%	75.00%
Compensating Balance, Amount per vessel		$ 250
Liquidity to indebtedness ratio		5.00%
Market Adjusted Net Worth	$ 12,288	$ 30,000
HSH Nordbank AG | Minimum | Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.
Disclosure of detailed information about borrowings [line items]
Compensating Balance, Amount	$ 0	$ 750